Other Assets (Tables)	12 Months Ended
Mar. 31, 2022
Other Assets [Abstract]
Schedule of Other Assets	Other assets consist of the following:
	As of March 31,
	2021	2022	2022
	(INR)	(INR)	(US$)
	(In million)
Prepaid income taxes	502	646	8.5
Derivative asset (Note 25)	5,786	3,530	46.6
Interest receivable on term deposits	22	28	0.4
Security deposits	381	373	4.9
Contract acquisition cost	141	322	4.2
Unbilled receivables	223	253	3.3
Other	29	38	0.5
Total	7,084	5,190	68.4